RISK MANAGEMENT - Credit risk model scenarios - Proportion of assets in Stage 2 (Details)	Dec. 31, 2024	Dec. 31, 2023
Commercial lending portfolio [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.20%	3.60%
Commercial lending portfolio [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.20%	3.60%
Commercial lending portfolio [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.80%	3.90%
Loans to consumers [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	7.60%	6.90%
Loans to consumers [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	8.20%	7.10%
Loans to consumers [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	8.70%	7.60%
Mortgages [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	6.00%	5.60%
Mortgages [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	8.40%	5.70%
Mortgages [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	8.40%	5.70%
Microcredit [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	0.90%	5.00%
Microcredit [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	0.90%	5.00%
Microcredit [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	0.90%	5.00%